ACQUISITIONS - Deutsche Hospitality, allocation of purchase price (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Goodwill	¥ 4,988	$ 764	¥ 2,657	¥ 2,630
Manachised and franchised hotels agreements | Minimum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Estimated useful life of intangible assets	10 years
Manachised and franchised hotels agreements | Maximum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Estimated useful life of intangible assets	20 years
Non-compete agreement | Minimum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Estimated useful life of intangible assets	2 years
Non-compete agreement | Maximum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Estimated useful life of intangible assets	10 years
Deutsche Hospitality
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Current assets	¥ 785
Property and equipment, net	586
Operating lease right-of-use assets	8,616
Financing lease right-of-use assets	1,794
Goodwill	2,694
Deferred tax assets	170
Other non-current assets	280
Operating lease liability, current	(296)
Finance lease liability, current	(21)
Other current liabilities	(784)
Operating lease liability, non-current	(8,553)
Finance lease liability, non-current	(2,166)
Other noncurrent liabilities	(330)
Deferred tax liabilities	(1,304)
Total	¥ 5,624
Deutsche Hospitality | Minimum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Estimated useful life of property, plant and equipment	2 years
Deutsche Hospitality | Maximum
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Estimated useful life of property, plant and equipment	25 years
Deutsche Hospitality | Manachised Agreement
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Intangible assets, finite life	¥ 270
Deutsche Hospitality | Non-compete agreement
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Intangible assets, finite life	¥ 10
Estimated useful life of intangible assets	2 years
Deutsche Hospitality | Brand names
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net [Abstract]
Intangible assets, Indefinite life	¥ 3,873